Fair value and fair value hierarchy of financial instruments - Addittional Information (Details) - $ / shares		12 Months Ended
	Jul. 03, 2018	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Number of ordinary share per warrant		1
Number of warrants exercised		0
Number of warrants outstanding		26,875,000
Shares issued upon exercise of warrants		26,875,000
Public warrants
Disclosure of fair value measurement of liabilities [line items]
Warrant subscription price per share		$ 11.50
Forward purchase warrants
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued	4,750,000
Minimum | Public warrants
Disclosure of fair value measurement of liabilities [line items]
Subscription period, after the date on which the Company completes the Business Combination		30 days
Maximum | Public warrants
Disclosure of fair value measurement of liabilities [line items]
Subscription period, after the date on which the Company completes the Business Combination		5 years
IPO
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued	14,375,000
IPO | Public warrants
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued		14,375,000
IPO | Private placement warrants
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued		7,750,000